Other Assets - Additional Information (Detail) (USD $)	3 Months Ended
Mar. 31, 2013
General and Administrative Expense
Schedule of Other Assets [Line Items]
Legal costs, amortized	$ 6,765
Other Current Assets
Schedule of Other Assets [Line Items]
Legal costs, current	42,887
Other Assets
Schedule of Other Assets [Line Items]
Legal costs, long-term	$ 104,027